Conversus StepStone Private Markets

Consolidated Schedule of Investments

June 30, 2022 (unaudited)

Investment Funds(a)(b)(c) — 74.5%
Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value
Cortland Growth and Income, L.P. (e)(f)	04/01/2022	Real Assets	North America	17,594	$30,331,080
WestCap Strategic Operator US Feeder Fund, L.P. (e)(f)(g)	04/13/2022	Private Equity	North America		22,048,844
Encore Consumer Capital Fund III, L.P. (e)(f)(g)(h)	06/30/2022	Private Equity	North America		18,323,610
Franklin BSP Lending Corporation (e)(f)(g)	03/31/2022	Private Debt	North America	2,437,874	18,308,430
Riverside Micro-Cap Fund IV-A, L.P. (e)(f)(g)	12/31/2021	Private Equity	North America		12,741,620
Pegasus WSJLL Fund, L.P. (e)(f)(g)	12/14/2021	Private Equity	North America		12,714,248
Hellman & Friedman Capital Partners IX, L.P. (e)(f)(g)(i)	06/30/2022	Private Equity	North America		11,784,568
Green Equity Investors VII, L.P. (e)(f)(g)(h)	06/30/2022	Private Equity	North America		11,663,057
Blue Point Capital Partners IV, L.P. (e)(f)(g)(i)	06/30/2022	Private Equity	North America		10,650,122
WestCap Strategic Operator Offshore Feeder, L.P. (e)(f)(g)(i)	04/13/2022	Private Equity	North America		9,792,545
Kelso Breathe Investor (DE), L.P. (e)(f)(g)	02/11/2021	Private Equity	North America		8,967,898
Tiger Global Private Investment Partners XV Feeder, L.P. (e)(g)(j)	03/23/2022	Private Equity	North America		8,545,702
CD&R Value Building Partners I, L.P. (e)(f)(g)	12/17/2021	Private Equity	North America		7,982,211
Trive Capital Fund III LP (e)(f)(k)	12/31/2021	Private Equity	North America		7,623,591
OceanSound Partners Fund, LP (e)(g)(i)(j)	02/28/2022	Private Equity	North America		7,120,223
West Street Real Estate Secondary Partners B, L.P. (e)(f)(l)	12/10/2021	Real Assets	North America		7,014,905
Global Infrastructure Partners II-C, L.P. (e)(f)	06/30/2021	Real Assets	North America		6,837,591
Audax Private Equity Fund IV CF, L.P. (e)(f)(g)	12/24/2020	Private Equity	North America		6,418,142
Vector Capital V, L.P. (e)(f)(g)	12/31/2021	Private Equity	North America		6,311,716
Clayton, Dubilier & Rice Fund X, L.P. (e)(f)(h)	12/31/2021	Private Equity	North America		5,958,407
H.I.G. Realty Credit SRE Non-REIT Feeder Fund, L.P. (e)(f)(g)	10/01/2021	Real Assets	North America		5,832,776
Webster Equity Partners III-A, L.P. (e)(f)(g)	04/29/2021	Private Equity	North America		5,828,345
HPH II International FF, LP (e)(f)(g)	07/12/2021	Private Equity	North America		5,352,137
TPG Partners VIII, L.P. (e)(f)(g)(i)	06/30/2022	Private Equity	North America		4,624,455
Catterton Partners VII, LP (e)(f)(g)	12/31/2021	Private Equity	North America		4,277,859
Excellere Capital Fund II, L.P. (e)(f)(g)	04/01/2021	Private Equity	North America		4,125,481
THL HT Parallel SPV, L.P. (e)(f)(g)	11/30/2020	Private Equity	North America		4,010,990
Thomo Bravo Fund XI-A, L.P. (e)(f)	01/01/2022	Private Equity	North America		4,000,999
Westview Capital Partners III, L.P. (e)(f)(g)(h)	12/31/2021	Private Equity	North America		3,961,958
Album MSL-C, L.P. (e)(f)(g)	04/21/2022	Private Equity	North America		3,916,008
Berkshire Fund IX, L.P. (e)(f)(g)(l)	09/04/2021	Private Equity	North America		3,827,691
Imaginary I Opportunity, L.P. (e)(g)(j)	04/21/2022	Private Equity	North America		3,616,203
Patriot SPV, L.P. (e)(f)(g)	03/18/2021	Private Equity	North America		3,476,315
JFL-NG Continuation Fund, L.P. (e)(f)(g)	10/27/2021	Private Equity	North America		3,398,119
Green Equity Investors VIII, L.P. (e)(f)(g)(h)	06/30/2022	Private Equity	North America		3,305,112
AHP Fund II PV Feeder L.P. (e)(f)	12/28/2020	Private Equity	North America		3,276,432
Harvest Partners VI, L.P. (e)(f)(g)(k)	03/31/2021	Private Equity	North America		3,213,208
OHCP V GA COI, L.P. (e)(f)(g)	12/16/2020	Private Equity	North America		3,181,644
Stripes Continuation Feeder Fund, LP (e)(f)(g)	10/29/2021	Private Equity	North America		3,008,426
Pine Brook Capital Partners II, L.P. (e)(f)(h)	12/31/2020	Private Equity	North America		2,928,295
Berkshire Fund VIII, L.P. (e)(f)(g)(l)	09/04/2021	Private Equity	North America		2,892,879
Riverside Micro-Cap Fund IV B A, L.P. (e)(f)(g)	12/31/2021	Private Equity	North America		2,835,017
Blue Point Capital Partners III, L.P. (e)(f)(g)(i)	06/30/2022	Private Equity	North America		2,826,614
Valar Co-Invest 1 LP (e)(f)(g)(m)	12/29/2020	Private Equity	North America		2,801,820
Riverside Capital Appreciation Fund VI, L.P. (e)(f)(g)	12/31/2021	Private Equity	North America		2,691,962
Oak Hill Capital Partners V, L.P. (e)(f)(g)	01/29/2021	Private Equity	North America		2,669,693
AHP Fund I PV Feeder L.P. (e)(f)	12/28/2020	Private Equity	North America		2,560,147
Apollo Overseas Partners IX, L.P. (e)(f)(h)	01/01/2022	Private Equity	North America		2,543,961
TA Atlantic and Pacific VII-B L.P. (e)(f)(h)	12/31/2020	Private Equity	North America		2,527,955
Fulcrum Capital Partners V, LP (e)(f)(g)	12/31/2021	Private Equity	North America		2,506,942
Gryphon Partners IV, L.P. (e)(f)(g)	12/31/2021	Private Equity	North America		2,221,879
Apollo Overseas Partners (Delaware 892) VIII, L.P. (e)(f)(h)	04/01/2021	Private Equity	North America		2,203,488
Trive Capital Fund III-A, LP (e)(f)	12/31/2021	Private Equity	North America		2,059,080
Thomo Bravo Special Opportunities Fund II-A, L.P. (e)(f)	01/01/2022	Private Equity	North America		1,956,836
SPC Partners IV, L.P. (e)(f)(g)(i)	03/31/2021	Private Equity	North America		1,761,502
Trive Capital Fund II (Offshore) LP (e)(f)	12/31/2021	Private Equity	North America		1,498,398
Trive Structured Capital Fund I-A L.P. (e)(f)	06/21/2022	Private Equity	North America		1,408,053
Sterling Investment Partners III, L.P. (e)(f)(g)(h)	01/01/2021	Private Equity	North America		1,352,137
Vista Equity Endeavor Fund I-A, L.P. (e)(f)(g)	01/01/2022	Private Equity	North America		1,304,946
Ampersand CF Limited Partnership (e)(f)(g)	11/13/2020	Private Equity	North America		1,304,473
Tailwind Capital Partners II (Cayman) L.P. (e)(f)(g)	12/31/2020	Private Equity	North America		1,279,550
PTEV, L.P. (e)(f)(g)(l)	12/30/2021	Private Equity	North America		1,252,507
FFL Parallel Fund IV, L.P. (e)(f)(h)	01/01/2021	Private Equity	North America		1,247,152
Blackstone Capital Partners VI L.P. (e)(f)(h)	01/01/2021	Private Equity	North America		964,316
L Catterton VIII Offshore, LP (e)(f)(g)	12/31/2021	Private Equity	North America		861,561

1

Conversus StepStone Private Markets

Consolidated Schedule of Investments

June 30, 2022 (unaudited)

Investment Funds(a)(b)(c) — 74.5%
Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value
Apollo Natural Resources Partners II, L.P. (e)(f)(h)	04/01/2021	Private Equity	North America		$807,174
Gridiron Capital Fund II, L.P. (e)(f)(g)(i)	04/01/2021	Private Equity	North America		624,080
Worldview Technology Partners IV, L.P. (e)(f)(g)(h)	04/01/2021	Private Equity	North America		613,618
Water Street Healthcare Partners II, L.P. (e)(f)(g)	04/01/2021	Private Equity	North America		609,055
Berkshire Fund X, L.P. (e)(f)(g)(l)	09/04/2021	Private Equity	North America		455,743
LLR Equity Partners III, L.P. (e)(f)(g)(i)	04/02/2021	Private Equity	North America		421,449
AEA Investors Fund V LP (e)(f)(g)(h)	12/31/2020	Private Equity	North America		404,202
SPC Partners V, L.P. (e)(f)(h)	12/31/2020	Private Equity	North America		384,505
Madison Dearborn Capital Partners VIII-C, L.P. (e)(f)(g)	03/12/2021	Private Equity	North America		341,172
Littlejohn Fund IV-A, L.P. (e)(f)(g)(h)	12/31/2020	Private Equity	North America		286,544
Trive Capital Fund IV-A LP (e)(f)(g)	05/16/2022	Private Equity	North America		237,603
Saw Mill Capital Investors, L.P. (e)(f)(g)(k)	04/09/2021	Private Equity	North America		193,019
TPG Growth II, L.P. (e)(f)(g)(i)	04/09/2021	Private Equity	North America		186,129
Trive Capital Fund I (Offshore) LP (e)(f)(g)	12/31/2021	Private Equity	North America		157,674
Gores Capital Partners III, L.P. (e)(f)(g)(h)	01/01/2021	Private Equity	North America		150,533
Apollo Natural Resources Partners, L.P. (e)(f)(h)	04/01/2021	Private Equity	North America		122,466
ABRY Partners VI, L.P. (e)(f)(g)(i)	03/31/2021	Private Equity	North America		118,420
Odyssey Investment Partners Fund IV, LP (e)(f)(g)	04/01/2021	Private Equity	North America		114,762
Apollo Overseas Partners (Delaware 892) VII, L.P. (e)(f)(h)	04/01/2021	Private Equity	North America		85,677
ABRY Senior Equity III, L.P. (e)(f)(g)(i)	03/31/2021	Private Equity	North America		33,860
Gridiron Strategic Advisors Fund, L.P. (e)(f)(g)(i)	04/01/2021	Private Equity	North America		30,148
Clearview Capital Fund II, L.P. (e)(f)(g)(i)	03/31/2021	Private Equity	North America		27,082
TowerBrook Investors III (Parallel), L.P. (e)(f)(g)	12/31/2020	Private Equity	North America		24,931
Riverside Fund IV, L.P. (e)(f)(g)(k)	04/09/2021	Private Equity	North America		16,980

Total North America — 61.6%					366,280,657

Ufenau Continuation 3, SLP (e)(f)(g)(h)	04/14/2022	Private Equity	Europe		13,872,631
VIP SIV I LP (e)(f)(g)	05/06/2022	Private Equity	Europe		8,472,410
InfraRed Infrastructure V (1) LP (e)(f)(g)	06/29/2022	Real Assets	Europe		6,490,299
Sixth Cinven Fund (No. 3) Limited Partnership (e)(f)(g)(i)	10/30/2020	Private Equity	Europe		6,461,737
Advent International GPE VIII-H Limited Partnership (e)(f)(g)(h)	12/31/2021	Private Equity	Europe		4,446,934
Growth Capital Partners Fund V LP (e)(i)(j)	04/14/2022	Private Equity	Europe		3,794,451
Fifth Cinven Fund (No. 1) Limited Partnership (e)(f)(g)(i)	10/30/2020	Private Equity	Europe		2,136,330
DFI European Value-Add Fund II (e)(f)(i)	07/12/2021	Real Assets	Europe		1,136,753
Kitty Hawk Capital Partners IV (Euro Feeder I) L.P. (e)(f)(g)(i)	07/12/2021	Real Assets	Europe		625,435
LQG JV Landmark Portfolio GmbH & Co KG (e)(f)(g)(i)	07/12/2021	Real Assets	Europe		620,410
Advent International GPE VII-E Limited Partnership (e)(f)(g)(h)	12/31/2021	Private Equity	Europe		528,142
WREP#2 Luxco S.à r.l. (e)(f)(g)(i)	07/12/2021	Real Assets	Europe		510,339
Astorg IQ-EQ Fund (e)(f)(g)	12/31/2021	Private Equity	Europe		474,267
Equistone Partners Europe Fund IV (e)(f)(g)	12/31/2020	Private Equity	Europe		447,267
Eurostone SRIO II S.C.A (e)(f)(g)(i)	07/12/2021	Real Assets	Europe		151,505
Harbert European Real Estate Fund III, L.P. (e)(f)(i)	07/12/2021	Real Assets	Europe		75,685

Total Europe — 8.4%					50,244,595

NewQuest Asia Fund IV HH, L.P. (e)(f)(g)	04/25/2022	Private Equity	Asia		12,257,187
Vertex IV CF L.P. (e)(f)(g)	01/04/2022	Private Equity	Middle East		6,978,422
Eve One Fund II L.P. (e)(g)(j)	03/11/2022	Private Equity	Asia		6,284,678
Carlyle MENA Partners, L.P. and Parallel Vehicles (e)(f)(g)(h)	01/01/2021	Private Equity	Middle East		927,367
Carlyle South America Buyout Fund, L.P. and Parallel Vehicles (e)(f)(g)(h)	01/01/2021	Private Equity	Latin America		535,928

Total Rest of World — 4.5%					26,983,582

Total Investment Funds — 74.5% (Cost $382,319,639)					$443,508,834

Co-Investments(a)(b)(c) — 18.4%
Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value
Ares CARS Co-Invest, L.P. (e)(g)	05/26/2022	Real Assets	North America	(t)	$21,314,000
MH Fund II Co-Invest, LP (e)(l)	03/23/2021	Real Assets	North America	(n)	6,496,342
Decisions, LLC (e)(g)(k)	12/28/2020	Private Equity	North America	1,718,769	5,724,653

2

Conversus StepStone Private Markets

Consolidated Schedule of Investments

June 30, 2022 (unaudited)

Co-Investments(a)(b)(c) — 18.4%

Name	Acquisition Date	Asset Class	Geographic Region(d)	Shares	Fair Value
Apple Co-Invest L.P. (e)(g)	09/20/2021	Real Assets	North America	(o)	$5,691,147
Palms Co-Investment Partners, L.P. (e)(g)	06/03/2022	Private Equity	North America	(o)	4,674,082
THL Fund IX Investors (Beacon), L.P. (e)(g)	05/05/2021	Private Equity	North America	(o)	3,729,957
Pegasus Coinvestors LP (e)(k)	10/05/2021	Real Assets	North America	(p)	3,432,627
MPP KKC Holdings, LLC (e)(g)(l)	11/10/2021	Private Equity	North America	3,000,000	3,000,000
BPCP Speedstar Acquisition, LLC (e)(g)(l)	01/20/2021	Private Equity	North America	1,900	2,515,309
WP Irving Co-Invest, L.P. (e)(g)	04/11/2022	Private Equity	North America	(o)	2,361,525
TPG VIII Merlin CI II, L.P. (e)	07/30/2021	Private Equity	North America	(o)	2,310,084
Mosyle Corporation - Series B-2 (e)(g)	04/21/2022	Private Equity	North America	45,010	1,083,980

Total North America — 10.5%					62,333,706

Kindred Capital Co-Invest I LP (e)(g)	04/26/2022	Private Equity	Europe	(u)	15,125,016
Blackstone Infrastructure Miro Co-Invest (CYM) L.P. (e)(g)	04/25/2022	Real Assets	Europe	(v)	13,522,051
Palace Co-Invest, SLP (e)(g)	08/07/2021	Real Assets	Europe	(q)	8,379,155
Triton C Investment A L.P. (e)(g)	03/29/2022	Private Equity	Europe	(r)	4,640,122
BC Partners Defender Co-Investment L.P. (e)(g)	09/10/2021	Private Equity	Europe	(s)	2,674,373
Enak Aggregator Limited Partnership (e)(g)	01/18/2022	Private Equity	Europe	(o)	2,661,706

Total Europe — 7.9%					47,002,423

Total Co-Investments — 18.4% (Cost $102,979,518)					$109,336,129

Co-Investments(c) — Direct Debt — 0.7%

Name	Rate	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value
Hao Tian Asia Investment Co Ltd. Facility A (e)(i)	10.65%	06/04/2021	10/11/2024	Mezzanine	$3,618,997	$3,583,560
Hao Tian Asia Investment Co Ltd. Facility B (e)(i)	10.65%	06/04/2021	10/11/2024	Mezzanine	352,194	352,194

Total Co-Investments — Direct Debt — 0.7% (Cost $4,555,498)						$3,935,754

Common Stock — 0.0%

Name	Acquisition Date	Asset Class	Geographic Region	Shares	Fair Value

Advanced Drainage Systems, Inc. (g)(l)	06/10/2022	Common Stock	North America	433	$39,000

Total Common Stock — 0.0% (Cost $48,039)					$39,000

Cash Equivalent — 9.7%
Name		Asset Class	Geographic Region(d)	Shares	Fair Value

First American Government Obligations Fund, Class X 1.29%(w)(x)		Cash Equivalent	North America	57,508,971	$57,508,971

Total Cash Equivalent — 9.7% (Cost $57,508,971)					$57,508,971

Total Investments — 103.3% (Cost $547,411,665)					$614,328,688

Other Assets and Liabilities, Net — (3.3)%					(19,393,522)

Net Assets — 100.0%					$594,935,166

3

Conversus StepStone Private Markets

Consolidated Schedule of Investments

June 30, 2022 (unaudited)

(a)	Investment does not issue shares, unless shares are listed.
(b)	Investment funds and co-investments are not redeemable and the final distribution date is not known at this time.
(c)

Private assets are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of June 30, 2022, was $556,780,717 or 93.6% of net assets. As of June 30, 2022, the aggregate cost of each investment restricted to sale was $30,331,080, $16,398,876, $16,695,703, $15,500,000, $11,407,653, $12,790,531, $11,924,521, $11,271,931, $9,626,187, $7,385,717, $4,670,277, $8,333,794, $8,471,870, $4,886,270, $5,629,794, $5,154,439, $10,004,268, $4,830,652, $4,443,230, $4,975,294, $5,678,931, $3,819,497, $4,451,548, $4,755,079, $4,909,764, $4,072,324, $2,037,772, $4,310,840, $3,583,047, $3,916,008, $3,200,415, $3,000,000, $2,432,862, $2,360,204, $3,287,670, $2,970,224, $2,042,489, $2,453,232, $2,868,542, $1,475,168, $2,627,612, $1,924,556, $2,369,814, $2,700,000, $1,971,170, $2,221,734, $2,421,827, $1,978,550, $490,560, $1,806,610, $1,636,546, $1,706,203, $1,425,531, $1,849,490, $1,271,330, $1,157,803, $1,414,791, $812,301, $771,572, $919,287, $922,842, $1,556,512, $791,622, $783,373, $823,191, $541,387, $540,707, $290,794, $540,828, $346,408, $301,587, $9,081, $250,138, $300,776, $75,461, $244,523, $171,758, $168,370, $136,904, $29,681, $1, $152,768, $0, $0, $55,651, $258,960, $782,874, $107,310, $9,997, $14,408,667, $8,606,086, $6,698,708, $4,265,281, $3,933,011, $3,365,306, $1,190,211, $1,193,815, $380,346, $932,694, $816,037, $251,986, $517,283, $323,941, $45,597, $1, $7,522,258, $4,868,534, $6,000,000, $246,446, $724,937, $21,341,836, $5,934,777, $2,700,000, $5,173,770, $4,674,082, $2,486,950, $3,455,422, $3,000,000, $1,900,000, $2,361,525, $0, $1,083,980, $15,125,016, $13,522,051, $9,370,425, $4,912,115, $3,061,767, $2,875,802, $4,169,512 and $385,986, respectively, totaling $489,854,655.

(d)	Geographic region generally reflects the location of the Investment Manager.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	Secondary fund investment.
(g)	Non-income producing.
(h)	Security is held by CPRIM Cayman II LLC.
(i)	Security is held by CPRIM Cayman LLC.
(j)	Seasoned primary investment.
(k)	Security is held by CPRIM LLC — Series B.
(l)	Security is held by CPRIM LLC — Series A.
(m)	Partnership is invested solely in Wise plc listed on the London Stock Exchange effective July 7, 2021.
(n)	As of June 30, 2022, CPRIM LLC - Series A owns 2.15% of this limited partnership.
(o)	As of June 30, 2022, CPRIM owns less than 1% of this limited partnership.
(p)	As of June 30, 2022, CPRIM LLC - Series B owns 1.22% of this limited partnership.
(q)	As of June 30, 2022, CPRIM owns 1.78% of this limited partnership.
(r)	As of June 30, 2022, CPRIM owns 1.48% of this limited partnership.
(s)	As of June 30, 2022, CPRIM owns 1.32% of this limited partnership.
(t)	As of June 30, 2022, CPRIM owns 10.50% of this limited partnership.
(u)	As of June 30, 2022, CPRIM owns 1.20% of this limited partnership.
(v)	As of June 30, 2022, CPRIM owns 8.90% of this limited partnership.
(w)	The rate reported is the 7-day effective yield at the period end.
(x)	The audited statements of the fund can be found at sec.gov.

4